Note 3 - Collaborations, Contracts and Licensing Agreements (Details) - Deferred Collaborations and Contracts Revenue	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 DoD [Member] USD ($)		Dec. 31, 2012 DoD [Member] USD ($)		Dec. 31, 2013 BMS [Member] USD ($)		Dec. 31, 2012 BMS [Member] USD ($)		Dec. 31, 2013 Total [Member] USD ($)	Dec. 31, 2012 Total [Member] USD ($)
Deferred Revenue Arrangement [Line Items]
Deferred Revenue Current Portion	3,463,255	3,143,580	$ 1,655,028	[1]	$ 1,388,970	[1]	$ 1,808,227	[2]	$ 1,754,610	[2]	$ 3,463,255	$ 3,143,580
Deferred Revenue Long-term Portion		722,445						[2]	$ 722,445	[2]	$ 3,463,255	$ 3,866,025

[1]	Contract with United States Government's Department of Defense ("DoD") to develop TKM-Ebola On July 14, 2010, the Company signed a contract with the DoD to advance TKM-Ebola, an RNAi therapeutic utilizing the Company's lipid nanoparticle technology to treat Ebola virus infection. In the initial phase of the contract, funded as part of the Transformational Medical Technologies program, the Company is eligible to receive up to $34.7 million. This initial funding is for the development of TKM-Ebola including completion of preclinical development, filing an Investigational New Drug application with the United States Food and Drug Administration ("FDA") and completing a Phase 1 human safety clinical trial. On May 8, 2013, the Company announced that the contract had been modified to support development plans that integrate recent advancements in lipid nanoparticle ("LNP") formulation and manufacturing technologies. The contract modification increased the stage one targeted funding to $41.7 million.The DoD has the option of extending the contract beyond the initial funding period to support the advancement of TKM-Ebola through to the completion of clinical development and FDA approval. Based on the contract's budget this would provide the Company with up to $140.0 million in funding for the entire program.Under the contract, the Company is reimbursed for costs incurred, including an allocation of overhead costs, and is paid an incentive fee. At the beginning of the fiscal year the Company estimates its labour and overhead rates for the year ahead. At the end of the year the actual labour and overhead rates are calculated and revenue is adjusted accordingly. The Company's actual labour and overhead rates will differ from its estimated rates based on actual costs incurred and the proportion of the Company's efforts on contracts and internal products versus indirect activities. Within minimum and maximum collars, the amount of incentive fee the Company can earn under the contract varies based on costs incurred versus budgeted costs. During the contractual period, incentive fee revenue and total costs are impacted by management's estimate and judgments which are continuously reviewed and adjusted as necessary using the cumulative catch-up method. At December 31, 2012, the Company was not able to make a reliable estimate of the final contract costs, and only the minimum incentive fee achievable and earned was recognized. At December 31, 2013, the Company believes it can reliably estimate the final contract costs so has recognized the portion of expected incentive fee which has been earned to date. On August 6, 2012, the Company announced that it had received a temporary stop-work order from the DoD in respect of this contract. On October 2, 2012, the Company announced that the stop-work order had been lifted and work on the contract resumed. On November 1, 2012, the Company submitted a contract modification request to the DoD in order to integrate recent advancements in the Company's formulation technology. The modification request is currently being negotiated while work is continuing on the contract.
[2]	Bristol-Myers Squibb ("BMS") collaboration On May 10, 2010 the Company announced the expansion of its research collaboration with BMS. Under the new agreement, BMS uses small interfering RNA ("siRNA") molecules formulated by the Company in LNP technology to silence target genes of interest. BMS is conducting the preclinical work to validate the function of certain genes and share the data with the Company. The Company can use the preclinical data to develop RNAi therapeutic drugs against the therapeutic targets of interest. The Company received $3,000,000 from BMS concurrent with the signing of the agreement and recorded the amount as deferred revenue. The Company is required to provide a pre-determined number of LNP batches over the four-year agreement. BMS has a first right to negotiate a licensing agreement on certain RNAi products developed by the Company that evolve from BMS validated gene targets. Revenue from the May 10, 2010 agreement with BMS is being recognized as the Company produces the related LNP batches. As at December 31, 2013, the Company and BMS intend to extend the agreement's end date from May 10, 2014 to December 31, 2014. Extending the agreement will give BMS more time to order LNP batches. There will not be any monetary consideration for extending the agreement. Revenue recognized in 2013 has been reduced and the balance of deferred revenue as at December 31, 2013 has been increased to account for BMS, potentially, ordering more batches under the agreement.